Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	65.64
Maximum Aggregate Offering Price	$ 49,230,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,799.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the plans set forth herein as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's common stock. Represents additional shares of common stock available for issuance under the Amended and Restated 2004 Equity Incentive Plan. Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act solely for the purpose of calculating the total registration fee. The computation is based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on February 25, 2026.